Stockholders' Deficit	12 Months Ended
Dec. 31, 2010
Stockholders' Deficit
Stockholders' Deficit

10. Stockholders' Deficit

Common Stock

        The Company has reserved the following number of shares of common stock at December 31, 2009 and 2010:

	December 31
	2009	2010
Conversion of Series A Preferred Stock	62	62
Conversion of Series B Preferred Stock	1,600	1,600
Conversion of Series C Preferred Stock	10,147	10,147
Stock options	1,767	1,765
Warrants	1	1

Total	13,577	13,575

2003 Long-Term Incentive Plan

        The Company's 2003 Long-Term Incentive Plan (the Plan) provides for the granting of incentive stock options, nonqualified options and stock grants to key employees and consultants of the Company. The exercise price of the incentive stock options, as determined by the Board of Directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. The Company has authorized 2,016 shares of common stock for issuance under the Plan.

Stock-Based Compensation

        A summary of stock option activity is as follows:

	Shares	Weighted- Average Exercise Price (in dollars per share)	Weighted- Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2009	1,217	$1.20	7.74	$1,382
Granted	258	1.35
Exercised	(2)	0.90
Cancelled	(11)	1.20

Options outstanding at December 31, 2010	1,462	$1.20	7.28	$1,715

Options exercisable at December 31, 2010	1,018	$1.20	6.69	$1,154

Options vested or expected to vest at December 31, 2010	1,449	$1.20	7.26	$1,699

        No stock options were exercised in the year ended December 31, 2009 and 2 stock options were exercised in the year ended December 31, 2010. The weighted-average grant-date fair value of options granted during 2009 and 2010 was $0.75 and $0.60, respectively. The total grant-date fair value of stock options that vested during 2010 was approximately $104. The aggregate intrinsic value of options that vested during 2010 was approximately $154.

        As of December 31, 2010, there was approximately $101 of total unrecognized compensation expense related to unvested employee share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately 0.6 years.

        During 2009 and 2010, the Company's Board of Directors granted 2 and 10 stock options, respectively, to a Scientific Advisory Board member of the Company. During 2010, the Company's Board of Directors granted 257 stock options to a new member of the Board of Directors of the Company. The Company records stock-based compensation expense for such options as they vest, and remeasures the fair value of the options at each reporting period. During the years ended December 31, 2009 and 2010, the Company recorded approximately $25 and $34 of stock-based compensation expense, respectively.